Property, Manufacturing Facility and Equipment	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property, Manufacturing Facility and Equipment
PROPERTY, MANUFACTURING FACILITY AND EQUIPMENT
 Property, manufacturing facility and equipment are recorded at historical cost, net of accumulated depreciation. Property, manufacturing facility and equipment consisted of the following (in thousands):

	As of December 31,
	2012			2013
	Cost	Accumulated Depreciation	Net book value	Cost	Accumulated Depreciation	Net book value
Land and building	€2,686	€1,559	€1,127	€2,851	€1,644	€1,207
Plant and machinery	15,553	11,352	4,201	16,143	12,329	3,814
Industrial equipment	1,765	1,248	517	1,798	1,367	431
Furniture and fixtures	883	571	312	937	628	309
Leasehold improvements	1,310	553	757	1,321	725	596
Internally developed software	750	300	450	765	351	414
Construction in progress	85	—	85	810	—	810
	€23,032	€15,583	€7,449	€24,625	€17,044	€7,581

As of December 31, 2012 and 2013, property, manufacturing facility and equipment included €0.46 million attributed to laboratory instruments acquired under capital lease arrangements. The related accumulated depreciation at December 31, 2012 and 2013 was €0.28 million and €0.32 million, respectively.